EP China Fund
SUMMARY SECTION EP China Fund
Investment Objective
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 12 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP China Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account annual maintenance fee and full redemption fee requests	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP China Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fee		0.25%
Other expenses		0.51%
Total annual fund operating expenses		1.91%
Expense waiver/reimbursement	[1]	(0.16%)
Total annual fund operating expenses after fee waiver		1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.75% of average daily net assets of the Fund. This agreement is effective until October 31, 2012, and may be terminated by the Trust's Board of Trustees (the "Board"). The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which fees were waived or reimbursed.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
EP China Fund Class A	620	1,008	1,421	2,570

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. The Fund’s sub-advisor will focus the Fund’s investments in, but not limit them to, dividend-paying Chinese companies.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•	Market Risk:

The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market.

•	Foreign Security Risk:

The risk that the prices of foreign securities may be more volatile than those of U.S. securities because of economic conditions abroad, political developments, and changes in the regulatory environment of the countries in which the Fund invests. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect share prices. There may also be less publicly available information about a non-U.S. company than a U.S. company. Many foreign stock markets are more concentrated than the U.S. stock market, which means that the performance of a single company or group of companies could have a much greater impact on a foreign stock market than a single company or group of companies would on the U.S. stock market.

•	China Specific Risk:

There are specific risks associated with investing in China, including the risk of severe political or military disruption. The risk of nationalization, expropriation or confiscation of property may be higher in China than in other countries. In addition, China has a long history of tensions with its neighbors. There have been long-running territorial disputes with several neighbors including the continuing dispute over the status of Taiwan. Military conflict with other countries could disrupt economic development and could destabilize the entire region.

•	Small or Mid-Cap Company Risk:

Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

•	Management Risk:

The skill of the Fund’s sub-advisor will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the advisor’s ability to select stocks, particularly in volatile stock markets.

Performance

The following information indicates some of the risks of investing in the Fund by comparing the Fund’s performance with the performance of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available by calling toll-free 1-888-558-5851.

Calendar-Year Total Returns For each calendar year at NAV

The year-to-date total return as of September 30, 2011 was (20.46)%.
Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	(8.25)%	Quarter Ended 6/30/2010

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns EP China Fund		One Year	Since Inception	Inception Date
Class A		23.02%	32.25%	Jul. 31, 2009
Class A - Return After Taxes on Distributions	[1]	22.73%	31.87%	Jul. 31, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.33%	27.53%	Jul. 31, 2009
MSCI China Index (does not reflect deduction for fees, expenses or taxes)		4.63%	7.98%	Jul. 31, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.